SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF DEPICTS THE NUMBER OF OPTIONS GRANTED

The following table depicts the number of Options granted (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
On November, 2024	25	3 years quarterly vest	10 years
Balance December 31, 2024	28,832

SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The weighted-average grant date fair value and the inputs used in the measurement of the fair value at the grant and measurement date were as follows:

	December 31, 2024	December 31, 2023
Share price	$4.31 to $6.50	$1.25 to $1.67
Expected volatility (weighted-average)	69.4% - 95.0%	95.0% - 108.0%
Expected life (weighted-average)	3.90 to 10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.19 – 4.26%	3.62 – 3.95%
Weighted-average grant date fair value	$5.28	$1.28

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	December 31, 2024		December 31, 2023
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	21,943	$0.92	21,746	$0.87
Granted	100	5.28	1,675	1.28
Forfeited/ Expired	(88)	1.30	(312)	1.41
Exercised	(6,964)	0.60	(1,166)	0.36
Outstanding at end of year	14,991	$1.09	21,943	$0.92
Exercisable at end of year	11,702	0.96	15,566	0.72

SCHEDULE OF FAIR VALUE OF STOCK OPTION VESTED AND THE INTRINSIC VALUE

The fair value of stock options vested, and the intrinsic value of stock options exercised are as follows:

	For the Year Ended
	December 31, 2024	December 31, 2023
Fair value of options vested	$1.38	$1.17
Intrinsic value of options exercised	$4.11	$1.16

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined in the Company’s discretion.

Restricted Share Units
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(2,068)
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619

SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the consolidated statement of loss.

	For the Year Ended
	December 31, 2024			December 31, 2023
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock Based Compensation	-	32,537	32,537	-	21,562	21,562
Marketing Expenses –Agent Stock Based Compensation	382	9,695	10,077	2,209	5,571	7,780
Marketing Expenses –FTE Stock Based Compensation	2	27	29	7	7	14
Research and Development –FTE Stock Based Compensation	24	925	949	142	298	440
General and Administrative –FTE Stock Based Compensation	1,763	7,561	9,324	5,914	2,693	8,607
Total Stock Based Compensation	2,171	50,745	52,916	8,272	30,131	38,403